Other intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure Of Detailed Information About Other Intangible Assets Explanatory
The following are included in other intangibles:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Brands with an indefinite useful life	1,129.8	1,141.2	1,078.2
Acquired intangibles	284.4	530.4	323.6
Other (including capitalised computer software)	74.7	114.6	67.0
	1,488.9	1,786.2	1,468.8